Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Derivative financial instruments
8 Derivative financial instruments and hedging activities

The Group trades derivative financial instruments with various counterparties to manage its overall exposures (interest rate, foreign currency and fair value of financial instruments) and to assist its customers in managing their own exposures.
Below is the composition of the derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and by maturity as of December 31, 2025 and 2024:

		2025
	Notional	Fair value	%	Up to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years

Assets
Option contracts	3,055,103,887	13,520,972	33%	2,631,248	6,012,043	4,877,594	87
Swap contracts	914,003,115	20,361,017	50%	3,906,979	1,149,103	11,540,141	3,764,794
Forward contracts	131,460,114	1,071,790	3%	937,529	14,282	57,942	62,037
Future contracts	209,334,260	5,966,802	14%	15,143	1,532,495	4,108,917	310,247
Total	4,309,901,376	40,920,581	100%	7,490,899	8,707,923	20,584,594	4,137,165

Liabilities
Option contracts	2,923,722,965	17,264,242	46%	1,303,303	7,100,530	5,280,495	3,579,914
Swap contracts	862,383,442	14,937,416	40%	1,857,900	1,393,812	10,515,355	1,170,349
Forward contracts	144,316,614	1,681,224	4%	1,084,705	366,860	192,055	37,604
Future contracts	304,575,581	3,664,058	10%	26,793	1,044,120	2,360,069	233,076
Total	4,234,998,602	37,546,940	100%	4,272,701	9,905,322	18,347,974	5,020,943

		2024
	Notional	Fair value	%	Up to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years

Assets
Option contracts	2,538,687,746	18,760,746	41%	5,326,134	12,239,761	1,194,830	21
Swap contracts	758,053,043	21,743,021	47%	2,296,009	606,502	14,206,015	4,634,495
Forward contracts	24,701,643	2,692,354	6%	2,058,810	605,517	13,535	14,492
Future contracts	22,759,253	3,003,675	6%	134,803	1,269,006	1,487,548	112,318
Total	3,344,201,685	46,199,796	100%	9,815,756	14,720,786	16,901,928	4,761,326

Liabilities
Option contracts	2,441,605,116	22,034,604	55%	5,905,967	8,037,327	4,822,139	3,269,171
Swap contracts	825,780,642	14,000,255	35%	2,501,045	1,106,887	6,082,330	4,309,993
Forward contracts	28,290,772	2,083,292	5%	2,008,234	72,285	2,319	454
Future contracts	397,042,853	1,929,536	5%	97,829	917,878	831,693	82,136
Total	3,692,719,383	40,047,687	100%	10,513,075	10,134,377	11,738,481	7,661,754

	2025		2024
	Notional (i)	Fair value	Notional (i)	Fair value

Swap contracts
Assets
Commodities	2,244,350	95,115	70,637	7,486
Foreign exchange	60,549,711	3,583,555	48,173,431	2,336,907
Interest	821,149,048	14,657,464	708,886,668	19,137,399
Share	30,060,006	2,024,883	922,307	261,229
Liabilities
Commodities	1,952,740	(48,201)	1,928,902	(204,422)
Foreign exchange	34,241,157	(1,574,705)	48,091,014	(2,332,909)
Interest	789,512,985	(12,134,315)	762,360,740	(7,667,588)
Share	36,676,560	(1,180,195)	13,399,986	(3,795,336)
Forward contracts
Assets
Commodities	4,791,603	60,659	—	—
Foreign exchange	124,996,692	420,217	14,082,204	2,233,794
Share	681,240	581,240	—	—
Interest	990,579	9,674	10,619,439	458,560
Liabilities
Commodities	4,621,730	(72,952)	—	—
Foreign exchange	136,860,587	(309,570)	17,671,333	(1,624,732)
Interest	1,759,346	(1,284,289)	10,619,439	(458,560)
Share	1,074,951	(14,413)	—	—
Future contracts
Assets
Commodities	18,811,916	8,655	8,457,954	1,000,458
Foreign exchange	22,610,678	171,319	433,824	1,264
Interest	167,526,834	5,786,166	9,856,454	1,456,514
Share	384,832	662	4,011,021	545,439
Liabilities
Commodities	28,191,142	(15,874)	86,833,282	(430,031)
Foreign exchange	16,866,362	(50,492)	17,679,727	(50,786)
Interest	259,471,046	(3,597,542)	91,070,059	(451,014)
Share	47,031	(150)	201,459,785	(997,705)
Option contracts
Assets
Commodities	20,592,062	310,526	1,542	163
Foreign exchange	72,853,018	3,315,588	9,565,942	714,593
Interest	2,831,484,361	3,165,811	2,528,806,657	17,978,224
Share	130,174,446	6,729,047	313,605	67,766
Liabilities
Commodities	200,509,247	(504,494)	3,492	(25)
Foreign exchange	74,802,937	(4,438,639)	175,548	(526,549)
Interest	2,586,274,296	(932,898)	2,440,966,741	(15,167,264)
Share	62,136,485	(11,388,211)	459,335	(6,340,766)

Assets		40,920,581		46,199,796
Liabilities		(37,546,940)		(40,047,687)
Net		3,373,641		6,152,109

(i)Notional amounts represent the sum of gross long and short derivative contracts and provide an indication of the volume of the Group’s derivative activity. They do not represent anticipated losses or actual exposure. For most derivative contracts, the notional amount is not exchanged and it serves solely as a reference amount used to calculate payments between the parties.
Derivatives designated as hedges
XP Inc. applies hedge accounting to certain derivatives when these instruments are used to hedge exposures that meet the criteria for hedge accounting under IFRS 9 – Financial Instruments. However, the Group does not apply hedge accounting to all derivatives used in its risk management activities. For example, certain derivatives used for economic hedging purposes may not qualify for hedge accounting due to the complexity of demonstrating the required effectiveness or documentation criteria. As a result, some derivatives are accounted for at fair value through profit or loss, with changes in fair value recognized directly in profit or loss.
To qualify for hedge accounting, XP Inc. requires that the hedging relationship is formally documented at inception, including the risk management objective, the identification of the hedging instrument and the hedged item, the nature of the risk being hedged, and the method for assessing hedge effectiveness both prospectively and retrospectively. The company assesses hedge effectiveness using quantitative methods such as the Dollar Offset Method, comparing changes in the fair value or cash flows of the hedging instrument and the hedged item attributable to the hedged risk.
The Group has three types of hedge relationships: hedge of net investment in foreign operations; fair value hedge and cash flow hedge. For hedge accounting purposes, the risk factors measured by the Group are:
•Interest Rate: Risk of volatility in transactions subject to interest rate variations;
•Currency: Risk of volatility in transactions subject to foreign exchange variations;
•Stock Grant Charges: Risk of volatility in XP Inc stock prices, listed on NASDAQ.
The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks.
The structures designed for interest rate and exchange rate categories take into account total risk when there are compatible hedging instruments. In certain cases, management may decide to hedge a risk for the risk factor term and limit of the hedging instrument.
Sources of ineffectiveness are generally related to:
(a)Possible mismatches between the maturity dates of the hedging instrument and the hedged item;
(b)Possible mismatches between the notional amounts of the hedging instrument and the hedged item;
(c)The churn rate associated with the fair value estimate of the shares granted under the Company’s share-based plan, and considered when contracting the hedging instruments, which is calculated to accrue the impact of cancellations during the term of the plan.
Hedge effectiveness is assessed at inception and on an ongoing basis, at least quarterly. If a hedge is determined to be ineffective or the hedging relationship ceases to meet the qualifying criteria, hedge accounting is discontinued prospectively. Hedge ineffectiveness is recognized in “Net income/(loss) from financial instruments at fair value through profit or loss” in the Group’s consolidated statement of income.
The following table outlines the Group’s primary uses of derivatives and the related hedge accounting designation or disclosure category:

Type of Derivative	Use of Derivative	Designation and disclosure
Specifically identified risk exposures in qualifying hedge accounting relationships:
Foreign exchange future	Hedge of the Group’s investments in subsidiaries located in the United States (XP Holding International LLC and XP Advisory US) to protect against US$ exchange rate fluctuations.	Net investment hedge
Interest rate future
Hedge fixed-rate assets and liabilities to mitigate fair value changes, protect against exchange rate fluctuations, and avoid temporary impacts on profit or loss arising from interest rate movements and cash flows related to interest payments and receipts.
Fair value hedge
Interest rate future	Hedge floating-rate exposure on loan operations indexed to IPCA to avoid temporary fluctuations in statements of income arising from changes in the interest rate market.	Fair value hedge
Foreign exchange future	Hedge to protect the change in the fair value related to foreign exchange fluctuations arising from the bond issued by XP Inc.	Fair value hedge
SWAP-TRS	Hedge the cash flow exposure related to XP share price fluctuations on labor tax payments arising from the share-based plans, ensuring predictability of future obligations.	Cash flow hedge
Group’s outstanding hedge accounting relationships
(i) Hedge of net investment in foreign operations
The objective of the Group is to hedge the risk generated by the US$ variation from investments in our subsidiaries in the United States (XP Holding International LLC. and XP Advisors Inc). The Group has entered into future contracts to protect against changes in future cash flows and exchange rate variation of net investments in foreign operations. The Group undertakes risk management through the economic relationship between hedge instruments and hedged items, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.
(ii) Fair value hedges
The Group’s fair value strategies consist of hedging the exposure to variation in fair value on the receipt, payment of interests and exchange variation on assets and liabilities.
The group applies fair value hedges as follows:
•Hedging the exposure of fixed-income securities carried out through structured notes. The market risk hedge strategy involves avoiding temporary fluctuations in earnings arising from changes in the interest rate market in Reais. Once this risk is offset, the Group seeks to index the portfolio to the CDI, through the use of derivatives (DI1 Futuro). The hedge is contracted in order to neutralize the total exposure to the market risk of the fixed-income funding portfolio, excluding the portion of the fixed-income compensation represented by the credit spread of Banco XP S.A., seeking to obtain the closest match deadlines and volumes as possible.
•Hedging to protect the change in the fair value of the exchange and interest rate risk of the component of future cash flows arising from the XP Inc bond issued (financial liability) by contracting derivatives.
•Hedging the exposure of fixed-income securities carried out through sovereign bonds issued by Brazilian government in BRL through the use of derivatives. The strategy involves avoiding temporary fluctuations in statements of income arising from changes in the interest rate market. The hedge is contracted in order to neutralize the exposure arising from the risk-free portion of the fixed-income securities, excluding the portion of the securities’ remuneration represented by the credit spread.
•Hedging the exposure to fixed interest rates in BRL arising from the payroll loans portfolio through the use of derivatives. The strategy involves avoiding temporary fluctuations in statements of income arising from changes in the interest rate market.
•Hedging the exposure to floating interest rates in BRL arising from loan operations indexed to IPCA (Brazilian inflation index) through the use of derivatives. The strategy involves avoiding temporary fluctuations in statements of income arising from changes in the interest rate market.
(iii) Cash flow hedges
The Group applies cash flow hedge in order to neutralize the impacts of XP share price variation on highly probable labor tax payments related to share-based compensation plans using SWAP-TRS contracts. Labor tax payments are due upon delivery of shares to employees under share-based compensation plans and are directly related to share price at that time.
The table below summarizes notional amounts and changes in both the hedged item and the hedging instruments used to calculate hedge effectiveness of all the Group’s hedge accounting relationships:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income or other comprehensive income (i)	Notional value	Variation in the amounts used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income (ii)
	Assets	Liabilities
2025
Net investment hedge
Foreign exchange risk
Hedge of net investment in foreign operations	684,297		(70,908)	677,325	77,912	7,004
Total net investment hedge	684,297	—	(70,908)	677,325	77,912	7,004

Fair value hedge
Interest rate risk
Structured notes	—	20,428,519	(819,917)	21,599,440	840,227	20,310
Issued bonds	—	2,317,198	159,648	2,353,595	(189,556)	(29,908)
Brazilian sovereign bonds	16,710,279	—	160,659	16,262,973	(166,510)	(5,851)
Payroll loans	1,934,158	—	68,977	1,788,141	(48,484)	20,493
Loan operations	3,664,357	—	74,226	3,720,117	(35,235)	38,991
Total interest rate risk	22,308,794	22,745,717	(356,407)	45,724,266	400,442	44,035
Foreign exchange risk
Issued bonds	—	43,441	7,544	43,496	(7,609)	(65)
Total foreign exchange risk	—	43,441	7,544	43,496	(7,609)	(65)
Total fair value hedge	22,308,794	22,789,158	(348,863)	45,767,762	392,833	43,970

Cash flow hedge
Market price risk
Long term incentive plan taxes	—	185,923	(62,240)	226,601	49,199	(13,041)
Total cash flow hedge	—	185,923	(62,240)	226,601	49,199	(13,041)
Total	22,993,091	22,975,081	(482,011)	46,671,688	519,944	37,933

2024

Net investment hedge
Foreign exchange risk
Hedge of net investment in foreign operations	675,168	—	136,598	708,102	(138,777)	(2,179)
Total net investment hedge	675,168	—	136,598	708,102	(138,777)	(2,179)

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income or other comprehensive income (i)	Notional value	Variation in the amounts used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income (ii)
	Assets	Liabilities
Fair value hedge
Interest rate risk
Structured notes	—	17,671,952	2,727,761	18,273,237	(2,817,265)	(89,504)
Issued bonds	—	2,478,683	(725,223)	2,410,196	808,415	83,192
Brazilian sovereign bonds	24,728,299	—	(384,453)	24,624,210	372,940	(11,513)
Payroll loans	842,210	—	(31,328)	850,579	29,466	(1,862)
Loan operations	2,381,358	—	(17,669)	2,377,504	16,600	(1,069)
Total interest rate risk	27,951,867	20,150,635	1,569,088	48,535,726	(1,589,844)	(20,756)
Foreign exchange risk
Issued bonds	—	133,470	(54,096)	134,802	52,953	(1,143)
Total foreign exchange risk	—	133,470	(54,096)	134,802	52,953	(1,143)
Total fair value hedge	27,951,867	20,284,105	1,514,992	48,670,528	(1,536,891)	(21,899)

Cash flow hedge
Market price risk
Long term incentive plan taxes	—	234,310	205,701	206,068	(198,386)	7,315
Total cash flow hedge	—	234,310	205,701	206,068	(198,386)	7,315
Total	28,627,035	20,518,415	1,857,291	96,419,266	(1,874,054)	(16,763)

2023
Net investment hedge
Foreign exchange risk
Hedge of net investment in foreign operations	450,853	—	(34,603)	446,442	41,235	6,632
Total net investment hedge	450,853	—	(34,603)	446,442	41,235	6,632

Fair value hedge
Interest rate risk
Structured notes	—	16,593,439	(816,142)	16,702,984	849,160	33,018
Issued bonds	—	3,302,787	121,301	3,156,234	(147,125)	(25,824)
Total interest rate risk	—	19,896,226	(694,841)	19,859,218	702,035	7,194
Foreign exchange risk
Issued bonds	—	237,472	9,881	223,565	(15,064)	(5,183)
Total foreign exchange risk	—	237,472	9,881	223,565	(15,064)	(5,183)
Total fair value hedge	—	20,133,698	(684,960)	20,082,783	686,971	2,011

Cash flow hedge
Market price risk
Long term incentive plan taxes	—	414,315	(59,517)	438,765	70,906	11,389
Total cash flow hedge	—	414,315	(59,517)	438,765	70,906	11,389
Total	450,853	20,548,013	(779,080)	20,967,990	799,112	20,032

(i)For net investment hedges and cash flow hedges, the effective portion of changes in fair value is recognized in Other Comprehensive Income (OCI), while for fair value hedges, changes in fair value are recognized in profit or loss.
(ii)Hedge ineffectiveness is recognized in “Net income/(loss) from financial instruments at fair value through profit or loss” in the Group’s consolidated income statement.